Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives

Useful Life
Building	45 years
Equipment	4 - 10 years
Office equipment, fixtures and furniture	3 - 5 years
Automobiles	5 - 10 years